Capital Stock and Changes in Capital Accounts, textuals 3 (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	May 22, 2014
Equity [Abstract]
Stock Repurchase Program, Authorized Amount				$ 100,000
Stock repurchased and retired, shares	0	0	413,804
Stock repurchased and retired, value			$ 2,673